Short-term and long-term borrowings (Details) $ in Thousands	1 Months Ended
	May 31, 2026 USD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Nov. 26, 2018 loan
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings with related party		$ 0	$ 34,846
Long-term borrowings with related party		$ 36,808	0
4.6% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.60%		4.60%
Current portion of borrowings with related party		$ 0	34,846
Long-term borrowings with related party		$ 36,808	$ 0
Number of borrowings extended | loan				3
Interest expense on borrowings	$ 3,100
Borrowings term	2 years